FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906


January 3, 2002

Filed Via Edgar (CIK #0000936373)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549

 RE: FRANKLIN TEMPLETON MONEY FUND TRUST
     File Nos. 033-88924 and 811-8962

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 21, 2001.

Sincerely yours,

FRANKLIN TEMPLETON MONEY FUND TRUST


/s/ David P. Goss
David P. Goss
Associate General Counsel

DPG:ml

cc:   Bruce G. Leto, Esq.